Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Trade receivables	$ 218,105	$ 203,768
Other receivables	663,768	675,848
Total trade and other receivables	$ 881,873	$ 879,616
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ (27,324)	$ (26,417)
Current
Disclosure of credit risk exposure [line items]
Trade receivables	193,538	181,492
Other receivables	661,011	671,707
Total trade and other receivables	$ 854,549	$ 853,199
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Not later than one month
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than one month and not later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	24,567	22,276
Other receivables	2,757	4,141
Total trade and other receivables	$ 27,324	$ 26,417
Expected credit loss rate	100.00%	100.00%
Expected credit loss	$ (27,324)	$ (26,417)